Costs (Tables)	12 Months Ended
Jun. 30, 2023
Costs
Schedule of costs
	06.30.2023	06.30.2022	06.30.2021
Other operative costs	74	112	122
Cost of property operations	74	112	122
Crops	48,070	74,433	57,776
Sugarcane	12,876	20,814	16,121
Cattle	4,628	6,724	8,377
Supplies	9,522	9,604	5,877
Consignment	4,159	7,362	4,217
Advertising and brokerage fees	3,433	3,600	3,072
Agricultural rental and other services	1,700	1,636	856
Cost of sales and services from agricultural business	84,388	124,173	96,296
Trading properties and developments	1,048	1,011	3,779
Rental and services	22,179	19,816	15,671
Hotel operations, tourism services and others	7,613	5,331	3,734
Cost of sales and services from sales and services from urban properties and investment business	30,840	26,158	23,184
Total costs	115,302	150,443	119,602